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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Sept. 30, 2012

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Otter Creek Management, Inc.

Address: 222 Lakeview Ave.
         Suite 1100
         West Palm Beach, FL 33401

Form 13F File Number: 28-10442

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joseph W. O'Neill Jr.

Title:   CFO

Phone:   561-832-4110


Signature, Place, and Date of Signing:

/s/ Joseph W. O'Neill Jr.      West Palm Beach, FL               9-30-12
 _______________________     ________________________    _______________________
       [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number       Name

    28-____________________    ________________________________________________
    [Repeat as necessary.]

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 89

Form 13F Information Table Value Total: 515,189
                                       _____________________________
                                              (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.    Form 13F File Number         Name

    ___    28-____________________      ____________________________________

    [Repeat as necessary.]

                             FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES  COM STK   COM              002824100     3284    47905 SH       Sole                    47905
ACCURIDE CORP NEW    COM STK   COM              00439T206     3029   650000 SH       Sole                   650000
AMAZON COM INC       COM STK   COM              023135106    10173    40000 SH  PUT  Sole                    40000
                                                             12716    50000 SH  PUT  Sole                    50000
                                                              5086    20000 SH  PUT  Sole                    20000
                                                              5086    20000 SH  PUT  Sole                    20000
                                                              5086    20000 SH  PUT  Sole                    20000
AMERIS BANCORP       COM STK   COM              03076K108     1561   124024 SH       Sole                   124024
ATHENAHEALTH INC     COM STK   COM              04685W103     2753    30000 SH  PUT  Sole                    30000
                                                              9177   100000 SH  PUT  Sole                   100000
CLOUD PEAK ENERGY INC COM STK  COM              18911Q102     1889   104367 SH       Sole                   104367
CNO FINANCIAL GROUP INC COM ST COM              12621E103    21639  2242400 SH       Sole                  2242400
DEERE & CO COM                 COM              244199105     3728    45201 SH       Sole                    45201
DEVON ENERGY CORP    COM STK   COM              25179M103     6958   115000 SH       Sole                   115000
FLOW INTERNATIONAL CORP (FORME COM              343468104     9802  2649187 SH       Sole                  2649187
FOX CHASE BANCORP   INC COM ST COM              35137T108     1281    82014 SH       Sole                    82014
FREEPORT MCMORAN COPPER & GOLD COM              35671D857     3958   100000 SH  PUT  Sole                   100000
                                                              1979    50000 SH  PUT  Sole                    50000
FTI CONSULTING INC   COM STK   COM              302941109     1334    50000 SH  PUT  Sole                    50000
                                                              5336   200000 SH  PUT  Sole                   200000
                                                              2668   100000 SH  PUT  Sole                   100000
                                                              5336   200000 SH  PUT  Sole                   200000
                                                              8004   300000 SH  PUT  Sole                   300000
                                                              4925   184600 SH  PUT  Sole                   184600
                                                             15474   580000 SH  PUT  Sole                   580000
                                                               187     7000 SH  PUT  Sole                     7000

                                                              2668   100000 SH  PUT  Sole                   100000
                                                              2668   100000 SH  PUT  Sole                   100000
GAMESTOP CORP NEW CLASS A      COM              36467w109     1050    50000 SH  PUT  Sole                    50000
GREAT LAKES DREDGE  & DOCK COR COM              390607109     9240  1200000 SH       Sole                  1200000
HERITAGE FINANCIAL  GROUP INC  COM              42726X102     4691   357009 SH       Sole                   357009
HMN FINANCIAL INC    COM STK   COM              40424G108      646   205232 SH       Sole                   205232
ISB FINL CORP IOWA   COM STK   COM              598511103     1080    50119 SH       Sole                    50119
JARDEN CORP          COM STK   COM              471109108      983    18600 SH  PUT  Sole                    18600
                                                              5284   100000 SH  PUT  Sole                   100000
                                                              3937    74500 SH  PUT  Sole                    74500
                                                              5284   100000 SH  PUT  Sole                   100000
                                                              5284   100000 SH  PUT  Sole                   100000
                                                             10568   200000 SH  PUT  Sole                   200000
JOHNSON & JOHNSON   COM        COM              478160104     2687    39000 SH       Sole                    39000
KINROSS GOLD CORP   NEW        COM              496902404     1991   195000 SH       Sole                   195000
LANCASTER COLONY CORP COM STK  COM              513847103     3296    45000 SH       Sole                    45000
LULULEMON ATHLETICA INC        COM              550021109     8133   110000 SH  PUT  Sole                   110000
                                                             11091   150000 SH  PUT  Sole                   150000
                                                              2218    30000 SH  PUT  Sole                    30000
LUMBER LIQUIDATORS  HLDGS COM  COM              55003T107     2032    40100 SH  PUT  Sole                    40100
MARKET VECTORS GOLD MINERS     COM              57060U100     1342    25000 SH       Sole                    25000
MB FINANCIAL INC               COM              55264U108     2956   149662 SH       Sole                   149662
MICROSOFT CORP       COM STK   COM              594918104     3872   130100 SH       Sole                   130100
MIDDLEBURG FINANCIALCORP       COM              596094102     3514   197852 SH       Sole                   197852
MVC CAP INC          COM STK   COM              553829102     4859   379580 SH       Sole                   379580
NEWMONT MINING CORP  COM STK   COM              651639106     5602   100000 SH       Sole                   100000
OLD REP INTL CORP    COM STK   COM              680223104    10881  1170000 SH       Sole                  1170000
PATTERSON-UTI ENERGY INC (EX P COM              703481101     1582   100000 SH       Sole                   100000
PENN WEST PETROLEUM LTD COM ST COM              707887105     5340   375000 SH       Sole                   375000
POOL CORP            COM STK   COM              73278L105     2079    50000 SH  PUT  Sole                    50000
RENTECH INC          COM STK   COM              760112102     2313   940269 SH       Sole                   940269
SALESFORCE COM INC   COM STK   COM              79466L302    36646   240000 SH  PUT  Sole                   240000

                                                             24430   160000 SH  PUT  Sole                   160000
                                                              7635    50000 SH  PUT  Sole                    50000
                                                              7635    50000 SH  PUT  Sole                    50000
                                                              6108    40000 SH  PUT  Sole                    40000
SCHWAB CHARLES CORP NEW COM ST COM              808513105     7032   550000 SH       Sole                   550000
SEACOAST BKG CORP   FLA COMMON COM              811707306     2958  1860609 SH       Sole                  1860609
SHERWIN WILLIAMS CO  COM STK   COM              824348106     5956    40000 SH  PUT  Sole                    40000
                                                              5465    36700 SH  PUT  Sole                    36700
SJW CORP             COM STK   COM              784305104     5279   208181 SH       Sole                   208181
SNYDERS-LANCE INC    COM STK   COM              833551104    11620   465000 SH       Sole                   465000
SPDR GOLD TRUST                COM              78463V107     7020    40842 SH       Sole                    40842
STRYKER CORP COM               COM              863667101    11043   198400 SH       Sole                   198400
TELLABS INC          COM STK   COM              879664100     1410   400000 SH       Sole                   400000
TIMKEN CO            COM STK   COM              887389104     2230    60000 SH       Sole                    60000
WEST MARINE INC      COM STK   COM              954235107     3986   375000 SH       Sole                   375000
WESTERN UNION CO               COM              959802109     6013   330000 SH       Sole                   330000
CHINA LIFE INSURANCECO ADR     ADR              16939P106     4337   100000 SH  PUT  Sole                   100000
                                                              3036    70000 SH  PUT  Sole                    70000
                                                              7373   170000 SH  PUT  Sole                   170000
ENSCO PLC COM STK              ADR              G3157S106     9548   175000 SH       Sole                   175000
RIO TINTO PLC        ADR       ADR              767204100     2806    60000 SH  PUT  Sole                    60000
                                                              2338    50000 SH  PUT  Sole                    50000
STATOIL ASA                    ADR              85771P102     5803   225000 SH       Sole                   225000
VALE S.A             ADR       ADR              91912E105     1790   100000 SH  PUT  Sole                   100000
                                                              1790   100000 SH  PUT  Sole                   100000
                                                              1640    91600 SH  PUT  Sole                    91600
                                                              1953   109100 SH  PUT  Sole                   109100
                                                              1790   100000 SH  PUT  Sole                   100000
CURRENCYSHARES      AUSTRALIAN                  23129U101    10400   100000 SH  PUT  Sole                   100000
KCN CB 1.75 15MAR2028          CONV             496902AD9    14005 14000000 PRN      Sole                 14000000
ORI CB 3.75 15MAR2018          CONV             680223AH7    12487 12556000 PRN      Sole                 12556000